UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Quarter Ended: September 30, 2000
Check here if Amendment [  ];      Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     The Capital Management Corporation
Address:  9030 Stony Point Parkway, Suite 150
Richmond, Virginia 23235
13F File Number:  28-801-13252
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302
Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia        November 14, 2000
[Signature]          [City, State]            [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total: 134
Form 13F Information Table Value Total: $156,101,080 (thousands) List of Other Included Managers:
Provide a numbered list of the name(s) and 13F file number(s) of all
institutional
investment
managers with respect to which this report is filed, other than the manager
filing this
report.
[If there are no entries in this list, state "NONE" and omit the column
headings and list
entries.]
No.             13F File Number         Name
NONE

09/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
PAGE   1

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED
(C)NONE


AT&T Corporation                   COMMON  001957109      439,397        14,958     X    ALL                  14,958
Abbott Labs                        COMMON  002824100    1,269,922        26,700     X    ALL                  26,700
Advanced Energy Industries, Inc.   COMMON  007973100    1,940,400        58,800     X    ALL                  58,800
Alcoa, Inc.                        COMMON  013817101      570,040        22,520     X    ALL                  22,520
Allegheny Energy, Inc.             COMMON  017361106      237,222         6,212     X    ALL                   6,212
America Online Inc          COMMON  02364J104      438,063         8,150     X    ALL                   8,150
American Electric Power            COMMON  025537101      332,296         8,493     X    ALL                   8,493
American Express Company    COMMON  025816109      546,750         9,000     X    ALL                   9,000
American Home Products Corp.            COMMON  02660910     3,747,272        66,250     X    ALL                  66,250
AMGEN, Inc.                        COMMON  031162100    6,089,003        87,200     X    ALL                  87,200
Analog Devices, Inc.               COMMON  032654105      379,789         4,600     X    ALL                   4,600
Analytical Surveys, Inc.    COMMON  032683302       27,200        13,600     X    ALL                  13,600
Apache Corporation          COMMON  037411105    1,259,374        21,300     X    ALL                  21,300
AptarGroup Inc.                    COMMON  038336103    1,589,477        66,400     X    ALL                  66,400
BB & T Corp.                COMMON  054937107    1,036,279        34,399     X    ALL                  34,399
BP Amoco PLC ADR                   COMMON  055622104    1,119,784        21,128     X    ALL                  21,128
Bank of America Corporation        COMMON  060505104      874,716        16,701     X    ALL                  16,701
Banc One Corporation               COMMON  06423A103      445,617        11,537     X    ALL                  11,537
Baxter Int'l Inc.                  COMMON  07181310       646,485         8,100     X    ALL                   8,100
Bed Bath & Beyond                  COMMON  075896100    1,014,664        41,600     X    ALL                  41,600
BellSouth Corp.                    COMMON  079860102      511,175        12,700     X    ALL                  12,700
Berkshire Hathaway Class B         COMMON  084670207      517,500           250     X    ALL                     250
Biomet Incorporated         COMMON  090613100    3,106,145        88,747     X    ALL                  88,747
Boeing Company                   COMMON  097023105      408,253         6,480     X    ALL                   6,480


TOTAL                                                28,546,823





09/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
PAGE   2

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED
(C)NONE


Briggs & Stratton Corporation           COMMON  109043109      330,859         8,750     X    ALL                   8,750
Bristol-Myers Squibb               COMMON  110122108    2,738,803        47,944     X    ALL                  47,944
C P & L Holdings, Inc.             COMMON  12614C106      254,295         6,100     X    ALL                   6,100
Capital One Financial Corp.        COMMON  14040H105      686,616         9,800     X    ALL                   9,800
Circuit City                COMMON  172737108      353,050        15,350     X    ALL                  15,350
Cisco System Inc.                  COMMON  17275R102    2,682,167        48,546     X    ALL                  48,546
Clayton Homes Inc                  COMMON  184190106    1,155,750       115,575     X    ALL                 115,575
Coca Cola Company                  COMMON  191216100    1,980,645        35,930     X    ALL                  35,930
Cognex Corporation          COMMON  192422103      244,515         6,200     X    ALL                   6,200
Computer Sciences Corp.            COMMON  20536310     1,152,362        15,520     X    ALL                  15,520
Concord EFS, Inc.                  COMMON  206197105    1,301,663        36,650     X    ALL                  36,650
Conexant Systems Inc               COMMON  207142100      219,846         5,250     X    ALL                   5,250
Corning Incorporated               COMMON  219350105    6,771,600        22,800     X    ALL                  22,800
Costco Whsl Corporation            COMMON  22160K105    1,139,319        32,610     X    ALL                  32,610
Dell Computer Corp.         COMMON  247025109      238,797         7,750     X    ALL                   7,750
Delphi Automotive Systems Corp.    COMMON  247126105      361,491        23,900     X    ALL                  23,900
DENTSPLY Int'l. Inc.               COMMON  249030107    1,056,864        30,250     X    ALL                  30,250
Diebond, Inc.               COMMON  253651103    1,162,116        43,750     X    ALL                  43,750
Dominion Resources, Inc.  VA            COMMON  25746U109      797,839        13,741     X    ALL                  13,741
E. I. duPont deNemours Co. Inc.    COMMON  263534109      921,986        22,250     X    ALL                  22,250
Duke Energy Corp                   COMMON  264399106      411,600         4,800     X    ALL                   4,800
EMC Corporation                    COMMON  268648102      237,900         2,400     X    ALL                   2,400
Electronic Data Systems Corp.           COMMON  285661104      465,672        11,221     X    ALL                  11,221
Emerson Electric Company    COMMON  29101110       377,076         5,628     X    ALL                   5,628


TOTAL                                                27,042,831




09/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
PAGE   3

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED
(C)NONE

Enron Corporation                  COMMON  29356110       210,300         2,400     X    ALL                   2,400
Exxon Mobil Corp.                  COMMON  30231G102    4,856,791        54,494     X    ALL                  54,494
Fastenal Co.                COMMON  311900104    1,962,156        34,050     X    ALL                  34,050
Freddie Mac (voting shares)        COMMON  313400301      294,643         5,450     X    ALL                   5,450
First Union                        COMMON  337358105      647,132        20,105     X    ALL                  20,105
First Virginia Bank         COMMON  337477103      677,950        15,905     X    ALL                  15,905
FleetBoston Financial Corp.        COMMON  339030108      296,400         7,600     X    ALL                   7,600
Ford Motor Company, Inc.    COMMON  345370100      325,514        12,860     X    ALL                  12,860
Forest Labs Inc.                   COMMON  345838106      286,720         2,500     X    ALL                   2,500
Fortune Brands, Inc.               COMMON  349631101      212,001         8,000     X    ALL                   8,000
General Electric                   COMMON  369604103    7,916,232       137,226     X    ALL                 137,226
Georgia Pac Corp Timber Group           COMMON  373298702      507,944        18,900     X    ALL                  18,900
Glaxo Wellcome PLS          COMMON  37733W105    1,680,171        27,800     X    ALL                  27,850
HCC Insurance               COMMON  404132102      716,019        35,250     X    ALL                  35,250
Harley-Davidson Inc         COMMON  412822108      421,301         8,800     X    ALL                   8,800
Harte Hanks, Inc.                  COMMON  416196108      878,815        32,250     X    ALL                  32,250
Health Management Assoc CL A            COMMON  421933102      730,522        35,100     X    ALL                  35,100
Hewlett Packard Co.         COMMON  42823610       829,350         8,550     X    ALL                   8,550
Home Depot, Inc.                   COMMON  43707610       766,755        14,450     X    ALL                  14,450
Indymac Mtg HldgsInc               COMMON  456607100      415,365        20,200     X    ALL                  20,200
INTEL Corporation                  COMMON  45814010     7,077,770       170,292     X    ALL                 170,292
International Business Machines    COMMON  459200101      451,128         4,010     X    ALL                   4,010
Interpublic Group                  COMMON  460690100      647,189        19,000     X    ALL                  19,000
Johnson & Johnson, Inc.            COMMON  478160104    1,323,962        14,094     X    ALL                  14,094

TOTAL                                                34,132,130






09/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
PAGE   4

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED
(C)NONE

Kimberly Clark Corporation         COMMON  494368103      932,072        16,700     X    ALL                  16,700
LandAmerica Financial Group        COMMON  514936103      242,069         8,475     X    ALL                   8,475
Eli Lilly & Company         COMMON  53245710       755,679         9,315     X    ALL                   9,315
Littelfuse, Inc.                   COMMON  537008104      311,719        10,500     X    ALL                  10,500
Lowes Companies Inc.               COMMON  54866110     2,154,858        48,019     X    ALL                  48,019
Lucent Technologies         COMMON  549463107    1,124,308        36,787     X    ALL                  36,787
Markel Corporporation              COMMON  570535104    3,762,641        24,795     X    ALL                  24,795
Marshall & IIsley Corp. (WI)            COMMON  571834100      864,665        17,250     X    ALL                  17,250
Meditrust Corp              COMMON  58501T306      152,865        52,034     X    ALL                  52,034
Medtronic Inc.              COMMON  58505510     1,235,730        23,850     X    ALL                  23,850
Merck & Company,                   COMMON  589331107    1,278,094        17,170     X    ALL                  17,170
Microsoft Corp.                    COMMON  594918104      612,174        10,150     X    ALL                  10,150
Minerals Technology, Inc.          COMMON  603158106      249,550         5,425     X    ALL                   5,425
Minnesota Mining & Manufacturing   COMMON  604059105      719,890         7,900     X    ALL                   7,900
MOLEX, Incorporated         COMMON  608554101      549,982        10,103     X    ALL                  10,103
MOLEX, Inc. Cl A                   COMMON  608554200      941,431        22,719     X    ALL                  22,719
National Commerce Bankcorp         COMMON  635449101      429,207        21,528     X    ALL                  11,528
Nokia Corp. Sponsored ADR          COMMON  654902204      615,106        15,450     X    ALL                  15,450
Norfolk Southern                   COMMON  655844108      301,627        20,624     X    ALL                  20,624
North Fork Bancorporation, Inc.    COMMON  659424105    1,038,005        48,000     X    ALL                  48,000
Nucor Corporation                  COMMON  67034610       225,944         7,500     X    ALL                   7,500
Omnicare, INC.              COMMON  681904108      405,948        25,175     X    ALL                  25,175
Oracle Systems Corp.               COMMON  68389X105    8,633,679       109,634     X    ALL                 109,634
Pall Corporation                   COMMON  69642930       377,761        18,947     X    ALL                  18,947


TOTAL                                                27,915,004





09/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
PAGE   5

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED
(C)NONE

Pepsico Inc.                COMMON  713448108    2,196,270        47,745     X    ALL                  47,745
Perceptron Inc.                    COMMON  71361F100      128,463        39,525     X    ALL                  39,525
Pfizer, Inc.                COMMON  717081103    5,305,954       118,074     X    ALL                 118,074
Pharmacia Corp.(Fmrly Monsanto)    COMMON  71713U102      382,192         6,350     X    ALL                   6,350
Philip Morris Cos.          COMMON  718154107    3,925,146       133,338     X    ALL                 133,338
Post Properties (REIT)             COMMON  737464107      290,779         6,675     X    ALL                   6,675
RPM, Incorporated                  COMMON  749685103       96,900        10,692     X    ALL                  10,692
Reliant Energy (Houston Ind.)           COMMON  75952J108      511,550        11,000     X    ALL                  11,000
Robert Half International          COMMON  770323103    1,054,510        30,400     X    ALL                  30,400
Royal Dutch Petroleum Co.          COMMON  780257804      779,189        13,000     X    ALL                  13,000
SBC Communications, Inc.    COMMON  78387G103      267,100         5,342     X    ALL                   5,342
SPSS INC.                   COMMON  78462K102      481,287        17,950     X    ALL                  17,950
Schering Plough Corporation        COMMON  806605101      279,000         6,000     X    ALL                   6,000
Schlumberger LTD.                  COMMON  806857108      931,368        11,315     X    ALL                  11,315
ServiceMaster Co., Inc.            COMMON  81760N109      576,329        58,362     X    ALL                  58,362
Southern Company                   COMMON  842587107      381,142        11,750     X    ALL                  11,750
Southwest Airlines          COMMON  844741108      242,500        10,000     X    ALL                  10,000
Sprint Corporation          COMMON  852061100      965,119        32,925     X    ALL                  32,925
Sun Microsystems, Inc.             COMMON  866810104      373,601         3,200     X    ALL                   3,200
Suntrust Banks, Inc.               COMMON  86791410     1,101,455        22,112     X    ALL                  22,112
Texaco, Inc.                COMMON  881694103      703,185        13,394     X    ALL                  13,394
Texas Instruments, Inc.            COMMON  882508104      313,798         6,650     X    ALL                   6,650
Thermo Electron Corporation        COMMON  883556102      212,446         8,171     X    ALL                   8,171
Tootsie Roll                COMMON  890516107      535,529        13,644     X    ALL                  13,644

TOTAL                                                22,034,762







09/30/00           FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
PAGE   6

   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED
(C)NONE


United Dominion Realty Trust            COMMON  910197102      238,971        21,974     X    ALL                  21,974
United Parcel Service Class B           COMMON  911312106    1,775,827        31,500     X    ALL                  31,500
Verizon Communications             COMMON  92343V104      708,841        14,634     X    ALL                  14,634
Vodafone Airtouch PLC              COMMON  92857T107    7,260,584       196,232     X    ALL                 196,232
Wachovia Corporation               COMMON  92977110     1,100,646        19,416     X    ALL                  19,416
Washington Group Int'l, Inc.            COMMON  938862109    1,055,118        92,250     X    ALL                  92,250
Washington Mutual                  COMMON  939322103    1,222,246        30,700     X    ALL                  30,700
Washington Real Estate Inv. Tr.    COMMON  939653101      215,672        10,750     X    ALL                  10,750
Westvaco Corp.              COMMON  961548104      265,541         9,950     X    ALL                   9,950
WORLDCOM INC GA                    COMMON  98157D106      258,066         8,496     X    ALL                   8,496
Wm. Wrigley Jr. Co.         COMMON  982526105      805,290        10,755     X    ALL                  10,755
X-Rite Inc.                        COMMON  983857103      386,750        44,200     X    ALL                  44,200
XCEL Energy, Inc.                  COMMON  98389B100      365,750        13,300     X    ALL                  13,300
XEROX Corporation                  COMMON  984121103      770,228        51,135     X    ALL                  51,135

TOTAL                                                16,429,530

GRAND TOTAL                                         156,101,080